Basic and diluted loss per share	12 Months Ended
Dec. 31, 2020
Basic and diluted loss per share [Abstract]
Basic and diluted loss per share
9.	Basic and diluted loss per share

	2020	2019	2018
Loss for the year (£000’s)	(74,093)	(103,931)	(71,630)
Basic and diluted weighted average number of shares	26,523,411	22,297,935	21,558,890
Basic and diluted loss per share (£) (1)	(2.79)	(4.66)	(3.32)

(1)
The basic and diluted loss per share are adjusted for the (i) the exchange of shares of Immunocore Limited for shares of Immunocore Holdings Limited on a 1 for 100 basis, and (ii) the reorganization of the share capital of Immunocore Holdings plc, resulting in a consolidation with the effect of a 20 to 1 reverse stock split on the Company’s ordinary shares and non-voting ordinary shares, all of which took place in connection with the Company’s initial public offering which closed on February 9, 2021. No other adjustments have been made to the consolidated financial statements of the Group in regard to the corporate reorganization. Refer to Note 30 for further information.

Basic loss per share is calculated by dividing the loss for the period attributable to the equity holders of the Group by the weighted average number of shares outstanding during the period.  The dilutive effect of potential shares through share options are considered to be anti-dilutive as they would decrease the loss per share and are therefore excluded from the calculation of diluted loss per share.